Loans and Advances to Banks, net (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Domestic Banks
Subtotal		$ 99,776	$ 119,998
Foreign Banks
Subtotal		293,777	289,107
Central Bank of Chile
Subtotal		1,100,831	350,916
Total	$ 2,154,533	1,494,384	760,021
Gross Balance
Domestic Banks
Interbank loans		100,023	120,017
Foreign Banks
Loans to foreign banks		239,797	187,006
Credits with third countries		41,872	61,091
Chilean export trade banks		12,873	41,255
Central Bank of Chile
Central Bank Deposits		1,100,306	350,000
Other Central Bank credits		525	916
Total		1,495,396	760,285
Accumulated Amortization
Domestic Banks
Provisions for loans to domestic banks		(247)	(19)
Foreign Banks
Provisions for loans to foreign banks		$ (765)	$ (245)